Segment Information, Geographic Data, and Significant Customers (Details) - Revenue by geographic areas (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenue	$ 1,405,513	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 1,304,747		$ 586,176
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenue										105,251		495,547
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenue										165,329
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenue										979,437	[1]	43,470	[1]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenue										$ 54,730		$ 47,159

[1]	(1) Sales to Asia Pacific in 2013 included approximately $647,000 to Japan and $330,000 to China.